Discontinued Operations - Notes receivable (Details) - Overall business - USD ($)	May 31, 2020	Jan. 03, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate (as a percent)	(10.00%)
Disposal by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Adjusted Note Receivable	$ 6,399,000	$ 9,500,000
Less: Discount	1,818,000
Short-term note receivable	1,291,000
Long-term note receivable	5,108,000
Lower net assets transferred at closing	88,000
Liabilities paid on behalf of the Company	201,000
Cash remitted to the Company's bank accounts by former clients	$ 994,000